Basis of Presentation - Summary of Subsidiaries which are Wholly Owned and Subject to Control (Details)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
ImmunoPrecise Antibodies (Canada) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Canada) Ltd.
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (N.D.) Ltd.
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Antibodies (MA) LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (MA) LLC
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
Talem Therapeutics LLC ("Talem")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Talem Therapeutics LLC ("Talem")
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
U-Protein Express B.V. (“U-Protein”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	U-Protein Express B.V. (“U-Protein”)
Equity Interest percentage	0.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
ImmunoPrecise Netherlands B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Netherlands B.V.
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe", formerly ModiQuest Research B.V.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe", formerly ModiQuest Research B.V.)
Equity Interest percentage	100.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
Immulease B.V. ("Immulease")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Immulease B.V. ("Immulease")
Equity Interest percentage	0.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Quebec), Ltd.
Equity Interest percentage	100.00%	0.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar
9438-9244 Quebec, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	9438-9244 Quebec, Inc
Equity Interest percentage	100.00%	0.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar